PROPERTIES AND EQUIPMENT Suspended Exploratory Well Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Capitalized Exploratory Well Costs that are Pending Determination of Proved Reserves [Roll Forward]
Balance beginning of year, January 1,	$ 4,432	$ 2,297	$ 1,174
Additions to capitalized exploratory well costs pending determination of proved reserves	30,482	3,692	4,353
Reclassifications to wells, facilities and equipment based on the determination of proved reserves	0	(1,557)	(2,231)
Deconsolidation of PDCM and Change in Ownership Interest	0	0	(462)
capitalized well cost	(15,347)	0	(537)
Balance end of year, December 31,	19,567	4,432	2,297
Number of wells pending determination	2	6	3
Aging of Capitalized Exploratory Well Costs
Exploratory well costs capitalized for a period of one year or less	19,567	3,587	2,297
Exploratory well costs capitalized for a period greater than one year since commencement of drilling	$ 0	$ 845	$ 0
Number of projects with exploratory well costs that have been capitalized for a period greater than one year since commencement of drilling	0	2	0